Significant accounting policies - Additional Information (Detail)		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Time Based Vesting Condition Tranche One [Member] | Share Based Incentive Plan [Member]
Statements [Line Items]
Description of vesting requirements for share-based payment arrangement		third anniversary of the grant date, upon which one third (1/3) of the PSUs will become time vested.
Time Based Vesting Condition Tranche Two [Member] | Share Based Incentive Plan [Member]
Statements [Line Items]
Description of vesting requirements for share-based payment arrangement		fourth anniversary of the grant date, upon which one third (1/3) of the PSUs will become time vested.
Time Based Vesting Condition Tranche Three [Member] | Share Based Incentive Plan [Member]
Statements [Line Items]
Description of vesting requirements for share-based payment arrangement		fifth anniversary of the grant date, upon which one third (1/3) of the PSUs will become time vested.
Market Performance Condition [Member] | Performance Restricted Units [Member]
Statements [Line Items]
Percentage Of Share Price Used To Determine Number Of Units Delivered To The Participant Comparison To Total Shareholder Return	8.00%
Percentage Of Additional Number Of Units Entitled By Participant To Total Number Of Units Orginally Granted TO The Participant Based ON Total Shareholder Return	20.00%
Chilean Subsidiaries
Statements [Line Items]
Applicable tax rate	27.00%
Brazilian Subsidiaries
Statements [Line Items]
Social contribution tax rate		9.00%
Top of range
Statements [Line Items]
Applicable tax rate		30.00%
Bottom of range [member] | Brazilian Subsidiaries
Statements [Line Items]
Applicable tax rate		25.00%
Placement agent fees
Statements [Line Items]
Estimated useful life in intangible assets		10 years
Contractual Rights
Statements [Line Items]
Estimated useful life in intangible assets		5 years
Contractual Rights | P Two Brasil Private Infrastructure General Partner II Ltd
Statements [Line Items]
Estimated useful life in intangible assets		8 years
Contractual Rights | P Two Brasil Holding Ltd
Statements [Line Items]
Estimated useful life in intangible assets		12 years
Brand names [member]
Statements [Line Items]
Estimated useful life in intangible assets		5 years and 1 month
Non contractual rights | Non Contractual MAM One [Member]
Statements [Line Items]
Estimated useful life in intangible assets		8 years and 8 months
Non contractual rights | Non Contractual MAM Two [Member]
Statements [Line Items]
Estimated useful life in intangible assets		9 years and 6 months